CONSOLIDATED STATEMENTS OF CASH FLOWS - Summary of Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (162)	$ (82)
Due from related parties	(108)	(34)
Materials and supplies	0	5
Prepaid expenses and other assets (Note 8)	1	(27)
Other long-term assets	(3)	(34)
Accounts payable (Note 13)	19	6
Accrued liabilities	101	132
Unearned revenue (Note 13)	(22)	124
Due to related parties	130	129
Accrued interest (Note 13)	24	30
Long-term accounts payable and other long-term liabilities	(10)	6
Post-retirement and post-employment benefit liability	62	48
Changes in non-cash balances related to operations, Total	32	303
Capital Expenditure [Abstract]
Capital investments in property, plant and equipment	(3,272)	(2,953)
Capital investments in intangible assets	(77)	(92)
Capital investments	(3,349)	(3,045)
Reconciling items in property, plant and equipment	319	248
Reconciling items in intangible assets	(3)	7
Reconciling items	316	255
Cash outflow for capital expenditures – property, plant and equipment	(2,953)	(2,705)
Cash outflow for capital expenditures – intangible assets	(80)	(85)
Cash outflow for capital expenditures	(3,033)	(2,790)
Net interest paid	718	637
Income taxes paid	$ 45	$ 35